Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT VARIABLE SERIES INC
Entity Central Index Key	0000708950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000135675
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class F
Trading Symbol	CVPSBF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.90%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s equity portfolio underperformed the Index, and its fixed income allocation further hurt returns relative to the all-equity Index

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An overweight position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Security within investment-grade credit was the largest detractor from performance

↑ The Fund’s fixed-income portfolio outperformed the Bond Index during the period

↑ An overweight position in Lam Research Corp. aided returns as stock rose on surging semiconductor equipment demand tied to the artificial intelligence boom

↑ An overweight position in Mr. Cooper Group, Inc., helped returns as the stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ Out-of-index allocations and security selection in asset backed securities and commercial mortgage-backed securities were the largest contributors to performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,655	$9,462	$9,732	$10,138
2/16	$9,655	$9,459	$9,758	$10,210
3/16	$10,148	$10,117	$10,201	$10,303
4/16	$10,246	$10,172	$10,250	$10,343
5/16	$10,345	$10,351	$10,359	$10,345
6/16	$10,345	$10,374	$10,448	$10,531
7/16	$10,591	$10,769	$10,713	$10,598
8/16	$10,640	$10,784	$10,716	$10,586
9/16	$10,591	$10,792	$10,719	$10,580
10/16	$10,394	$10,582	$10,561	$10,499
11/16	$10,591	$10,999	$10,711	$10,250
12/16	$10,739	$11,205	$10,837	$10,265
1/17	$10,842	$11,431	$10,977	$10,285
2/17	$11,049	$11,873	$11,261	$10,354
3/17	$11,049	$11,881	$11,263	$10,349
4/17	$11,101	$12,006	$11,369	$10,428
5/17	$11,255	$12,160	$11,491	$10,509
6/17	$11,255	$12,244	$11,535	$10,498
7/17	$11,410	$12,487	$11,692	$10,543
8/17	$11,410	$12,526	$11,756	$10,638
9/17	$11,514	$12,793	$11,883	$10,587
10/17	$11,655	$13,086	$12,050	$10,593
11/17	$11,815	$13,485	$12,264	$10,580
12/17	$11,921	$13,636	$12,369	$10,628
1/18	$12,241	$14,384	$12,719	$10,506
2/18	$11,975	$13,856	$12,391	$10,406
3/18	$11,815	$13,541	$12,254	$10,473
4/18	$11,815	$13,587	$12,242	$10,395
5/18	$12,028	$13,934	$12,465	$10,469
6/18	$12,081	$14,024	$12,507	$10,456
7/18	$12,400	$14,508	$12,767	$10,459
8/18	$12,666	$15,008	$13,064	$10,526
9/18	$12,617	$15,065	$13,060	$10,458
10/18	$12,081	$13,999	$12,464	$10,376
11/18	$12,260	$14,284	$12,646	$10,438
12/18	$11,605	$12,983	$12,048	$10,630
1/19	$12,260	$14,071	$12,705	$10,742
2/19	$12,498	$14,548	$12,960	$10,736
3/19	$12,796	$14,801	$13,195	$10,942
4/19	$13,153	$15,399	$13,516	$10,945
5/19	$12,915	$14,417	$13,095	$11,139
6/19	$13,450	$15,430	$13,713	$11,279
7/19	$13,688	$15,669	$13,853	$11,304
8/19	$13,748	$15,382	$13,844	$11,597
9/19	$13,748	$15,649	$13,958	$11,535
10/19	$13,858	$15,980	$14,153	$11,570
11/19	$14,109	$16,584	$14,471	$11,564
12/19	$14,423	$17,063	$14,717	$11,556
1/20	$14,548	$17,082	$14,840	$11,778
2/20	$13,921	$15,686	$14,219	$11,990
3/20	$12,541	$13,613	$13,059	$11,920
4/20	$13,670	$15,412	$14,187	$12,132
5/20	$14,109	$16,225	$14,662	$12,188
6/20	$14,423	$16,584	$14,894	$12,265
7/20	$15,112	$17,555	$15,506	$12,448
8/20	$15,740	$18,843	$16,139	$12,348
9/20	$15,363	$18,155	$15,781	$12,341
10/20	$15,106	$17,717	$15,525	$12,286
11/20	$16,091	$19,803	$16,683	$12,406
12/20	$16,551	$20,640	$17,115	$12,424
1/21	$16,420	$20,470	$16,981	$12,334
2/21	$16,748	$21,064	$17,179	$12,156
3/21	$16,880	$21,861	$17,483	$12,005
4/21	$17,602	$23,037	$18,103	$12,099
5/21	$17,668	$23,147	$18,178	$12,139
6/21	$17,930	$23,727	$18,502	$12,224
7/21	$18,259	$24,220	$18,816	$12,361
8/21	$18,522	$24,921	$19,128	$12,337
9/21	$17,930	$23,776	$18,535	$12,231
10/21	$18,645	$25,426	$19,304	$12,227
11/21	$18,508	$25,085	$19,172	$12,263
12/21	$18,988	$26,101	$19,618	$12,232
1/22	$17,960	$24,629	$18,785	$11,968
2/22	$17,754	$23,953	$18,392	$11,835
3/22	$18,028	$24,762	$18,560	$11,506
4/22	$16,863	$22,554	$17,286	$11,069
5/22	$16,794	$22,520	$17,315	$11,141
6/22	$16,040	$20,634	$16,336	$10,966
7/22	$16,863	$22,556	$17,409	$11,234
8/22	$16,383	$21,690	$16,811	$10,917
9/22	$15,355	$19,683	$15,587	$10,445
10/22	$15,817	$21,261	$16,256	$10,310
11/22	$16,596	$22,412	$17,023	$10,689
12/22	$16,051	$21,108	$16,398	$10,641
1/23	$16,674	$22,524	$17,260	$10,968
2/23	$16,285	$21,988	$16,835	$10,684
3/23	$16,830	$22,683	$17,325	$10,956
4/23	$16,986	$22,964	$17,496	$11,022
5/23	$16,908	$23,071	$17,469	$10,902
6/23	$17,531	$24,629	$18,152	$10,863
7/23	$17,843	$25,476	$18,521	$10,856
8/23	$17,765	$25,031	$18,280	$10,786
9/23	$17,064	$23,854	$17,578	$10,512
10/23	$16,778	$23,278	$17,213	$10,346
11/23	$17,970	$25,452	$18,489	$10,815
12/23	$18,686	$26,708	$19,320	$11,229
1/24	$19,004	$27,081	$19,460	$11,198
2/24	$19,640	$28,543	$19,981	$11,040
3/24	$20,038	$29,458	$20,439	$11,142
4/24	$19,322	$28,205	$19,710	$10,860
5/24	$20,276	$29,533	$20,401	$11,044
6/24	$20,992	$30,510	$20,883	$11,149
7/24	$21,230	$30,954	$21,261	$11,409
8/24	$21,708	$31,688	$21,685	$11,573
9/24	$22,026	$32,366	$22,080	$11,728
10/24	$21,809	$32,139	$21,768	$11,437
11/24	$22,632	$34,209	$22,701	$11,558
12/24	$22,220	$33,255	$22,173	$11,369
1/25	$22,714	$34,313	$22,643	$11,430
2/25	$22,550	$33,713	$22,605	$11,681
3/25	$21,644	$31,762	$21,823	$11,685
4/25	$21,644	$31,573	$21,780	$11,731
5/25	$22,467	$33,589	$22,551	$11,647
6/25	$23,208	$35,290	$23,375	$11,826
7/25	$23,537	$36,074	$23,662	$11,795
8/25	$23,784	$36,833	$24,074	$11,936
9/25	$24,278	$38,110	$24,680	$12,067
10/25	$24,638	$38,932	$25,062	$12,142
11/25	$24,992	$39,027	$25,160	$12,217
12/25	$24,815	$39,030	$25,147	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	11.68%	8.43%	9.51%
Russell 1000® Index	17.37%	13.58%	14.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Blended BenchmarkFootnote Reference1	13.41%	7.99%	9.65%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 456,918,331
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 1,793,464
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$456,918,331
# of Portfolio Holdings	529
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$1,793,464

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.9%
U.S. Government Agency Mortgage-Backed Securities	9.1%
Corporate Bonds	9.4%
Common Stocks	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.4%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.7%
Apple, Inc.	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.9%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023784
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class I
Trading Symbol	CVPSBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s equity portfolio underperformed the Index, and its fixed income allocation further hurt returns relative to the all-equity Index

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An overweight position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Security within investment-grade credit was the largest detractor from performance

↑ The Fund’s fixed-income portfolio outperformed the Bond Index during the period

↑ An overweight position in Lam Research Corp. aided returns as stock rose on surging semiconductor equipment demand tied to the artificial intelligence boom

↑ An overweight position in Mr. Cooper Group, Inc., helped returns as the stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ Out-of-index allocations and security selection in asset backed securities and commercial mortgage-backed securities were the largest contributors to performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,650	$9,462	$9,732	$10,138
2/16	$9,650	$9,459	$9,758	$10,210
3/16	$10,150	$10,117	$10,201	$10,303
4/16	$10,250	$10,172	$10,250	$10,343
5/16	$10,350	$10,351	$10,359	$10,345
6/16	$10,350	$10,374	$10,448	$10,531
7/16	$10,600	$10,769	$10,713	$10,598
8/16	$10,650	$10,784	$10,716	$10,586
9/16	$10,600	$10,792	$10,719	$10,580
10/16	$10,400	$10,582	$10,561	$10,499
11/16	$10,600	$10,999	$10,711	$10,250
12/16	$10,742	$11,205	$10,837	$10,265
1/17	$10,846	$11,431	$10,977	$10,285
2/17	$11,108	$11,873	$11,261	$10,354
3/17	$11,108	$11,881	$11,263	$10,349
4/17	$11,161	$12,006	$11,369	$10,428
5/17	$11,318	$12,160	$11,491	$10,509
6/17	$11,318	$12,244	$11,535	$10,498
7/17	$11,475	$12,487	$11,692	$10,543
8/17	$11,475	$12,526	$11,756	$10,638
9/17	$11,580	$12,793	$11,883	$10,587
10/17	$11,724	$13,086	$12,050	$10,593
11/17	$11,940	$13,485	$12,264	$10,580
12/17	$12,048	$13,636	$12,369	$10,628
1/18	$12,318	$14,384	$12,719	$10,506
2/18	$12,048	$13,856	$12,391	$10,406
3/18	$11,940	$13,541	$12,254	$10,473
4/18	$11,940	$13,587	$12,242	$10,395
5/18	$12,102	$13,934	$12,465	$10,469
6/18	$12,210	$14,024	$12,507	$10,456
7/18	$12,534	$14,508	$12,767	$10,459
8/18	$12,750	$15,008	$13,064	$10,526
9/18	$12,754	$15,065	$13,060	$10,458
10/18	$12,210	$13,999	$12,464	$10,376
11/18	$12,391	$14,284	$12,646	$10,438
12/18	$11,726	$12,983	$12,048	$10,630
1/19	$12,391	$14,071	$12,705	$10,742
2/19	$12,633	$14,548	$12,960	$10,736
3/19	$12,996	$14,801	$13,195	$10,942
4/19	$13,298	$15,399	$13,516	$10,945
5/19	$13,056	$14,417	$13,095	$11,139
6/19	$13,600	$15,430	$13,713	$11,279
7/19	$13,842	$15,669	$13,853	$11,304
8/19	$13,963	$15,382	$13,844	$11,597
9/19	$13,903	$15,649	$13,958	$11,535
10/19	$14,015	$15,980	$14,153	$11,570
11/19	$14,333	$16,584	$14,471	$11,564
12/19	$14,588	$17,063	$14,717	$11,556
1/20	$14,779	$17,082	$14,840	$11,778
2/20	$14,079	$15,686	$14,219	$11,990
3/20	$12,741	$13,613	$13,059	$11,920
4/20	$13,824	$15,412	$14,187	$12,132
5/20	$14,333	$16,225	$14,662	$12,188
6/20	$14,652	$16,584	$14,894	$12,265
7/20	$15,353	$17,555	$15,506	$12,448
8/20	$15,990	$18,843	$16,139	$12,348
9/20	$15,608	$18,155	$15,781	$12,341
10/20	$15,346	$17,717	$15,525	$12,286
11/20	$16,347	$19,803	$16,683	$12,406
12/20	$16,814	$20,640	$17,115	$12,424
1/21	$16,681	$20,470	$16,981	$12,334
2/21	$17,014	$21,064	$17,179	$12,156
3/21	$17,148	$21,861	$17,483	$12,005
4/21	$17,882	$23,037	$18,103	$12,099
5/21	$17,949	$23,147	$18,178	$12,139
6/21	$18,282	$23,727	$18,502	$12,224
7/21	$18,549	$24,220	$18,816	$12,361
8/21	$18,883	$24,921	$19,128	$12,337
9/21	$18,282	$23,776	$18,535	$12,231
10/21	$19,008	$25,426	$19,304	$12,227
11/21	$18,799	$25,085	$19,172	$12,263
12/21	$19,356	$26,101	$19,618	$12,232
1/22	$18,312	$24,629	$18,785	$11,968
2/22	$18,103	$23,953	$18,392	$11,835
3/22	$18,381	$24,762	$18,560	$11,506
4/22	$17,198	$22,554	$17,286	$11,069
5/22	$17,128	$22,520	$17,315	$11,141
6/22	$16,362	$20,634	$16,336	$10,966
7/22	$17,198	$22,556	$17,409	$11,234
8/22	$16,710	$21,690	$16,811	$10,917
9/22	$15,666	$19,683	$15,587	$10,445
10/22	$16,135	$21,261	$16,256	$10,310
11/22	$16,926	$22,412	$17,023	$10,689
12/22	$16,373	$21,108	$16,398	$10,641
1/23	$17,084	$22,524	$17,260	$10,968
2/23	$16,610	$21,988	$16,835	$10,684
3/23	$17,164	$22,683	$17,325	$10,956
4/23	$17,322	$22,964	$17,496	$11,022
5/23	$17,243	$23,071	$17,469	$10,902
6/23	$17,875	$24,629	$18,152	$10,863
7/23	$18,192	$25,476	$18,521	$10,856
8/23	$18,192	$25,031	$18,280	$10,786
9/23	$17,401	$23,854	$17,578	$10,512
10/23	$17,109	$23,278	$17,213	$10,346
11/23	$18,400	$25,452	$18,489	$10,815
12/23	$19,126	$26,708	$19,320	$11,229
1/24	$19,449	$27,081	$19,460	$11,198
2/24	$20,095	$28,543	$19,981	$11,040
3/24	$20,498	$29,458	$20,439	$11,142
4/24	$19,853	$28,205	$19,710	$10,860
5/24	$20,740	$29,533	$20,401	$11,044
6/24	$21,467	$30,510	$20,883	$11,149
7/24	$21,709	$30,954	$21,261	$11,409
8/24	$22,274	$31,688	$21,685	$11,573
9/24	$22,597	$32,366	$22,080	$11,728
10/24	$22,377	$32,139	$21,768	$11,437
11/24	$23,212	$34,209	$22,701	$11,558
12/24	$22,878	$33,255	$22,173	$11,369
1/25	$23,295	$34,313	$22,643	$11,430
2/25	$23,128	$33,713	$22,605	$11,681
3/25	$22,210	$31,762	$21,823	$11,685
4/25	$22,210	$31,573	$21,780	$11,731
5/25	$23,045	$33,589	$22,551	$11,647
6/25	$23,880	$35,290	$23,375	$11,826
7/25	$24,214	$36,074	$23,662	$11,795
8/25	$24,464	$36,833	$24,074	$11,936
9/25	$24,965	$38,110	$24,680	$12,067
10/25	$25,414	$38,932	$25,062	$12,142
11/25	$25,682	$39,027	$25,160	$12,217
12/25	$25,503	$39,030	$25,147	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.48%	8.68%	9.81%
Russell 1000® Index	17.37%	13.58%	14.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Blended BenchmarkFootnote Reference1	13.41%	7.99%	9.65%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 456,918,331
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 1,793,464
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$456,918,331
# of Portfolio Holdings	529
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$1,793,464

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.9%
U.S. Government Agency Mortgage-Backed Securities	9.1%
Corporate Bonds	9.4%
Common Stocks	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.4%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.7%
Apple, Inc.	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.9%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023790
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Mid Cap Portfolio
Trading Symbol	CVPSMC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$100	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Security selections by the Fund ― especially in the financials, information technology, and industrials sectors ― detracted from performance

↓ Sector allocations ― particularly an overweight to consumer discretionary and underweight to communication services detracted

↓ Not owning artificial intelligence (AI)–driven data analytics firm Palantir Technologies Inc. detracted as shares rose on strong government and commercial demand

↓ An out-of-index position in Copart, Inc. hurt returns as increasing costs caused stock sell off despite stronger global sales, impacting performance

↑ In contrast, underweight positions in consumer staples and energy have added to returns

↑ An out-of-index position in TE Connectivity Plc helped returns as the firm benefitted from increased demand with the surge in AI growth during the year

↑ An overweight allocation to IDEXX Laboratories, Inc. helped returns on strong organic growth and launch of a new cancer diagnostic and cellular analyzer

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Calvert VP SRI Mid Cap Portfolio	S&P 500® Index	Russell Midcap® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,533	$9,504	$9,345
2/16	$9,578	$9,491	$9,450
3/16	$10,284	$10,135	$10,224
4/16	$9,936	$10,174	$10,333
5/16	$10,045	$10,357	$10,502
6/16	$9,961	$10,384	$10,550
7/16	$10,219	$10,766	$11,031
8/16	$10,251	$10,782	$11,004
9/16	$10,123	$10,784	$11,026
10/16	$9,958	$10,587	$10,676
11/16	$10,529	$10,979	$11,252
12/16	$10,724	$11,196	$11,380
1/17	$10,805	$11,408	$11,654
2/17	$11,081	$11,861	$11,984
3/17	$11,021	$11,875	$11,966
4/17	$11,103	$11,997	$12,058
5/17	$11,241	$12,166	$12,168
6/17	$11,267	$12,242	$12,289
7/17	$11,371	$12,494	$12,470
8/17	$11,215	$12,532	$12,373
9/17	$11,501	$12,790	$12,716
10/17	$11,606	$13,089	$12,928
11/17	$11,861	$13,490	$13,363
12/17	$11,973	$13,640	$13,487
1/18	$12,378	$14,421	$13,995
2/18	$11,910	$13,890	$13,417
3/18	$12,003	$13,537	$13,425
4/18	$12,108	$13,589	$13,405
5/18	$12,472	$13,916	$13,709
6/18	$12,595	$14,002	$13,804
7/18	$12,921	$14,523	$14,147
8/18	$13,270	$14,996	$14,587
9/18	$13,255	$15,081	$14,493
10/18	$12,234	$14,050	$13,289
11/18	$12,663	$14,337	$13,616
12/18	$11,443	$13,042	$12,265
1/19	$12,434	$14,087	$13,589
2/19	$13,046	$14,540	$14,172
3/19	$13,163	$14,822	$14,294
4/19	$13,696	$15,422	$14,838
5/19	$13,071	$14,442	$13,927
6/19	$13,875	$15,460	$14,884
7/19	$14,304	$15,682	$15,096
8/19	$14,112	$15,434	$14,666
9/19	$14,162	$15,723	$14,955
10/19	$14,177	$16,063	$15,112
11/19	$14,721	$16,646	$15,652
12/19	$15,032	$17,149	$16,012
1/20	$15,105	$17,142	$15,883
2/20	$13,821	$15,731	$14,504
3/20	$11,513	$13,788	$11,677
4/20	$12,783	$15,555	$13,354
5/20	$13,405	$16,296	$14,293
6/20	$13,565	$16,620	$14,550
7/20	$14,337	$17,558	$15,405
8/20	$14,918	$18,820	$15,946
9/20	$14,685	$18,105	$15,636
10/20	$14,726	$17,623	$15,736
11/20	$16,141	$19,552	$17,911
12/20	$16,873	$20,304	$18,750
1/21	$16,566	$20,099	$18,700
2/21	$17,358	$20,653	$19,742
3/21	$17,714	$21,558	$20,276
4/21	$18,447	$22,708	$21,309
5/21	$18,516	$22,867	$21,480
6/21	$18,630	$23,401	$21,796
7/21	$18,798	$23,956	$21,964
8/21	$19,243	$24,685	$22,522
9/21	$18,298	$23,537	$21,594
10/21	$19,057	$25,186	$22,879
11/21	$18,451	$25,011	$22,082
12/21	$19,409	$26,132	$22,984
1/22	$17,694	$24,780	$21,291
2/22	$17,741	$24,038	$21,138
3/22	$18,098	$24,931	$21,679
4/22	$16,726	$22,757	$20,009
5/22	$16,498	$22,798	$20,025
6/22	$15,141	$20,916	$18,026
7/22	$16,550	$22,845	$19,806
8/22	$15,664	$21,913	$19,184
9/22	$14,281	$19,895	$17,406
10/22	$15,319	$21,506	$18,951
11/22	$16,235	$22,708	$20,090
12/22	$15,627	$21,399	$19,004
1/23	$16,851	$22,744	$20,583
2/23	$16,434	$22,189	$20,083
3/23	$16,475	$23,004	$19,775
4/23	$16,509	$23,363	$19,671
5/23	$15,982	$23,464	$19,121
6/23	$16,892	$25,015	$20,717
7/23	$17,315	$25,818	$21,538
8/23	$16,782	$25,407	$20,791
9/23	$15,770	$24,196	$19,747
10/23	$15,090	$23,687	$18,760
11/23	$16,590	$25,850	$20,680
12/23	$17,446	$27,025	$22,278
1/24	$17,254	$27,479	$21,961
2/24	$18,008	$28,946	$23,188
3/24	$18,645	$29,878	$24,194
4/24	$17,631	$28,657	$22,887
5/24	$18,110	$30,078	$23,540
6/24	$17,994	$31,157	$23,384
7/24	$18,775	$31,537	$24,486
8/24	$19,336	$32,302	$24,982
9/24	$19,514	$32,992	$25,538
10/24	$19,063	$32,692	$25,401
11/24	$20,476	$34,611	$27,642
12/24	$19,230	$33,786	$25,697
1/25	$19,804	$34,727	$26,790
2/25	$19,541	$34,274	$26,028
3/25	$18,994	$32,343	$24,822
4/25	$18,586	$32,124	$24,566
5/25	$19,278	$34,146	$25,970
6/25	$19,410	$35,882	$26,940
7/25	$19,638	$36,687	$27,439
8/25	$20,282	$37,431	$28,125
9/25	$19,770	$38,797	$28,375
10/25	$19,385	$39,706	$28,140
11/25	$19,650	$39,803	$28,498
12/25	$19,510	$39,827	$28,420

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Calvert VP SRI Mid Cap Portfolio	1.46%	2.95%	6.91%
S&P 500® Index	17.88%	14.42%	14.81%
Russell Midcap® Index	10.60%	8.67%	11.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 22,511,009
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 121,342
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$22,511,009
# of Portfolio Holdings	65
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,342

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	2.7%
Materials	4.2%
Utilities	4.3%
Real Estate	7.9%
Health Care	10.2%
Information Technology	14.6%
Consumer Discretionary	15.0%
Financials	16.4%
Industrials	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

TE Connectivity PLC	3.9%
AMETEK, Inc.	3.7%
IDEXX Laboratories, Inc.	3.4%
CSW Industrials, Inc.	3.3%
Motorola Solutions, Inc.	2.9%
Donaldson Co., Inc.	2.8%
Royalty Pharma PLC, Class A	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
Equity LifeStyle Properties, Inc.	2.5%
Arch Capital Group Ltd.	2.5%
Total	30.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s prospectus at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

On February 17, 2026, the Fund's Directors approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on April 20, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about April 27, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s prospectus at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745